Marketable Securities	12 Months Ended
Dec. 31, 2013
Marketable Securities
Marketable Securities

5. Marketable Securities

Available-for-sale marketable securities and cash and cash equivalents consist of the following (in thousands):

	December 31, 2013
	Amortized Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Cash and cash equivalents:
Cash	$2,710	$—	$—	$2,710
Money market	9,593	—	—	9,593

Total	$12,303	$—	$—	$12,303

	December 31, 2012
	Amortized Cost Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Cash and cash equivalents:
Cash	$1,134	$—	$—	$1,134
Money market	16,020	—	—	16,020
Domestic corporate commercial paper	1,499	—	—	1,499

Total	$18,653	$—	$—	$18,653

Marketable securities:
Domestic corporate commercial paper	4,000	—	—	4,000

Total	$4,000	$—	$—	$4,000

There were no debt securities that had been in an unrealized loss position for more than or less than 12 months as of December 31, 2013 or December 31, 2012. The contractual term to maturity of all marketable securities held by the Company is less than one year.